SEGMENTED INFORMATION - Schedule of Segmented Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Cash and restricted cash	$ 4,747,578	$ 4,277,561	$ 2,860,447	$ 1,610,974
Capital assets	1,304,797	1,140,147	1,235,299
Total	6,153,903	5,417,708	4,095,746
Canada [Member]
Segment Reporting Information [Line Items]
Cash and restricted cash	4,330,650	3,704,205	1,708,013
Capital assets	0	0	0
GHANA
Segment Reporting Information [Line Items]
Cash and restricted cash	416,928	573,356	1,152,434
Capital assets	$ 1,304,797	$ 1,140,147	$ 1,235,299